Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Schedule Of Future Estimated Maturities Of Long-Term Debt

Year ending December 31:

2013	1,975
2014	147
2015	250,158
2016	169
2017	182
Thereafter	1,927
Total	$254,558